TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of aging analysis of external accounts receivable and amounts recognized as accounts receivable
Aging analysis of external accounts receivable and amounts recognized as expected credit loss reserve (1)

In millions	December 31, 2024	December 31, 2023
Not due	$516.9	$489.0
1-30 days overdue	69.7	56.4
31-60 days overdue	13.9	19.8
61-90 days overdue	5.0	9.7
91-120 days overdue	1.0	3.9
more than 120 days overdue	16.7	19.2
Gross Accounts Receivable	$623.2	$598.0
Expected credit loss reserve	16.1	16.2
Net Accounts Receivable	$607.1	$581.8
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(1)Excludes accounts receivable from related parties of nil and $18.0 million as of December 31, 2024 and 2023, respectively.